Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
17.	DERIVATIVE FINANCIAL INSTRUMENTS

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Price Protection Agreement	—	30,339	177,450

AMTD Group Inc. and the Company entered into an agreement over the share price of AMTD Digital Inc., pursuant to which the Group is entitled to recover from AMTD Group Inc. if the share price of AMTD Digital Inc. is lower than that at the time the Group invested in the shares of AMTD Digital Inc. (the “Price Protection Agreement”). The purpose of the Price Protection Agreement is to provide a financial safety net for the Group by ensuring to receive a minimum value for its investments in shares of AMTD Digital Inc. The Price Protection Agreement was accounted for as a derivative financial asset and the net fair value gain recognized in profit or loss was approximately US$30,339,000 and US$146,789,000 for the years ended December 31, 2024 and 2025, respectively.

The fair value of the Price Protection Agreement is categorized as Level 2. The fair value is determined using an intrinsic value approach based on the contractual terms of the agreement. The significant observable input used to calculate this fair value is the quoted market price of AMTD Digital Inc. shares at the reporting date, which is compared against the agreed-upon minimum guaranteed price to determine the recoverable amount.